Regulatory Capital (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Retained earnings	$ 20,553	$ 18,809
Capital ratio: required common equity tier 1 capital	7.50%	6.50%
Capital ratio: required tier 1 capital	9.00%	8.00%
Capital ratio: required total capital	11.00%	10.00%
Basel III Advanced Approaches
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common stock and related surplus	$ 10,565	$ 10,302
Retained earnings	20,606	18,856
Accumulated other comprehensive income (loss)	(1,332)	(972)
Treasury stock, at cost	(8,715)	(9,029)
Total	21,124	19,157
Goodwill and other intangible assets, net of associated deferred tax liabilities	(9,350)	(6,877)
Other adjustments	(194)	(76)
Common equity tier 1 capital	11,580	12,204
Preferred stock	3,690	3,196
Trust preferred capital securities subject to phase-out from tier 1 capital	0	0
Other adjustments	0	(18)
Tier 1 capital	15,270	15,382
Qualifying subordinated long-term debt	778	980
Trust preferred capital securities phased out of tier 1 capital	0	0
ALLL and other	14	4
Other adjustments	0	1
Total capital	16,062	16,367
Credit risk	47,738	52,000
Operational risk	46,060	45,822
Market risk	1,517	1,334
Total RWA	95,315	99,156
Adjusted quarterly average assets	$ 211,924	$ 209,328
Common equity tier 1 capital	12.10%	12.30%
Tier 1 capital	16.00%	15.50%
Total capital	16.90%	16.50%
Basel III Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common stock and related surplus	$ 10,565	$ 10,302
Retained earnings	20,606	18,856
Accumulated other comprehensive income (loss)	(1,332)	(972)
Treasury stock, at cost	(8,715)	(9,029)
Total	21,124	19,157
Goodwill and other intangible assets, net of associated deferred tax liabilities	(9,350)	(6,877)
Other adjustments	(194)	(76)
Common equity tier 1 capital	11,580	12,204
Preferred stock	3,690	3,196
Trust preferred capital securities subject to phase-out from tier 1 capital	0	0
Other adjustments	0	(18)
Tier 1 capital	15,270	15,382
Qualifying subordinated long-term debt	778	980
Trust preferred capital securities phased out of tier 1 capital	0	0
ALLL and other	83	72
Other adjustments	0	1
Total capital	16,131	16,435
Credit risk	97,303	101,349
Market risk	1,517	1,334
Total RWA	98,820	102,683
Adjusted quarterly average assets	$ 211,924	$ 209,328
Common equity tier 1 capital	11.70%	11.90%
Tier 1 capital	15.50%	15.00%
Total capital	16.30%	16.00%
State Street Bank | Basel III Advanced Approaches
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common stock and related surplus	$ 12,894	$ 11,612
Retained earnings	14,261	12,312
Accumulated other comprehensive income (loss)	(1,112)	(809)
Treasury stock, at cost	0	0
Total	26,043	23,115
Goodwill and other intangible assets, net of associated deferred tax liabilities	(9,073)	(6,579)
Other adjustments	(29)	(5)
Common equity tier 1 capital	16,941	16,531
Preferred stock	0	0
Trust preferred capital securities subject to phase-out from tier 1 capital	0	0
Other adjustments	0	0
Tier 1 capital	16,941	16,531
Qualifying subordinated long-term debt	776	983
Trust preferred capital securities phased out of tier 1 capital	0	0
ALLL and other	11	0
Other adjustments	0	0
Total capital	17,728	17,514
Credit risk	45,565	49,489
Operational risk	44,494	45,295
Market risk	1,517	1,334
Total RWA	91,576	96,118
Adjusted quarterly average assets	$ 209,413	$ 206,070
Common equity tier 1 capital	18.50%	17.20%
Tier 1 capital	18.50%	17.20%
Total capital	19.40%	18.20%
State Street Bank | Basel III Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common stock and related surplus	$ 12,894	$ 11,612
Retained earnings	14,261	12,312
Accumulated other comprehensive income (loss)	(1,112)	(809)
Treasury stock, at cost	0	0
Total	26,043	23,115
Goodwill and other intangible assets, net of associated deferred tax liabilities	(9,073)	(6,579)
Other adjustments	(29)	(5)
Common equity tier 1 capital	16,941	16,531
Preferred stock	0	0
Trust preferred capital securities subject to phase-out from tier 1 capital	0	0
Other adjustments	0	0
Tier 1 capital	16,941	16,531
Qualifying subordinated long-term debt	776	983
Trust preferred capital securities phased out of tier 1 capital	0	0
ALLL and other	83	72
Other adjustments	0	0
Total capital	17,800	17,586
Credit risk	94,776	98,433
Market risk	1,517	1,334
Total RWA	96,293	99,767
Adjusted quarterly average assets	$ 209,413	$ 206,070
Common equity tier 1 capital	17.60%	16.60%
Tier 1 capital	17.60%	16.60%
Total capital	18.50%	17.60%